Other investments - Disclosure of detailed information about other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Investments [Line Items]
Total	$ 157,514	$ 67,886
Fair value through profit or loss (warrants and convertible instruments) [Member]
Other Investments [Line Items]
Balance - January 1	1,700	3,348
Acquisitions	4,782	1,085
Exercise of warrants	(347)	(1,055)
Change in fair value	2,387	(1,089)
Amendment of a note receivable	16,541	0
Deemed disposal	(0)	(589)
Balance - December 31	25,063	1,700
Fair value through other comprehensive income (shares) [Member]
Other Investments [Line Items]
Balance - January 1	57,409	104,055
Acquisitions	18,602	27,259
Exercise of warrants	452	(0)
Transfer From Associates	8,998	9,676
Change in fair value	40,993	13,287
Disposals - Share Repurchase	0	(90,546)
Disposals	(10,864)	(6,322)
Balance - December 31	115,590	57,409
Amortized cost (notes) [Member]
Other Investments [Line Items]
Balance - January 1	8,777	2,200
Acquisitions	7,998	8,777
Transfer from short-term investments	8,467	0
Transfer to short-term investments	0	(2,200)
Impairments	(7,998)	(0)
Foreign exchange impact revaluation	(383)	(0)
Balance - December 31	$ 16,861	$ 8,777